Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2011	2010
Office Equipment	$1,502	$-
Furniture and Fixtures	4,400	-
Leasehold Improvements	22,054	-
	27,956	-
Less: Accumulated Depreciation	(1,101)	-
	$26,855	$-

Depreciation expense was $1,101 for year ended December 31, 2011. There was no depreciation expense in prior years.